Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Short-Term Borrowings [Abstract]
Short-term borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2014	2013	2012
Amount outstanding at December 31,	$189,116	204,162	159,846
Maximum amount outstanding at any month end	209,370	204,162	166,374
Average amount outstanding	189,430	180,275	152,982
Weighted average interest rate:
For the year	0.74%	0.82	0.96
As of year end	0.72	0.82	0.89